Accounts Receivable, Net (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, gross	$ 1,359	$ 1,482
Allowance for doubtful accounts	(33)	(34)
Accounts receivable, net	1,326	1,448
US Government [Member]
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, gross	1,030	1,164
International and Other Customers [Member]
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, gross	$ 329	$ 318